Stock Options	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Stock Options

8. Stock Options

Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2011

On May 12, 2011, the Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2011 (the “2011 Plan”) was established by resolution of the Company's Annual General Meeting ("AGM") with a conditional capital increase up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00 each. Under the 2011 Plan, up to twelve million options can be issued, each of which can be exercised to obtain one ordinary share, with up to two million options designated for members of the Management Board of the General Partner, up to two and a half million options designated for members of management boards of direct or indirect subsidiaries of the Company and up to seven and a half million options designated for managerial staff members of the Company and such subsidiaries. The Company may issue new shares to fulfill the stock option obligations or the Company may issue shares that it has acquired or which the Company itself has in its own possession. With respect to participants who are members of the General Partner's Management Board, the General Partner's Supervisory Board has sole authority to grant stock options and exercise other decision making powers under the 2011 Plan (including decisions regarding certain adjustments and forfeitures). The General Partner has such authority with respect to all other participants in the 2011 Plan.

Options under the 2011 Plan can be granted on the last Monday in July and/or the first Monday in December during the life of the plan. The exercise price of options granted under the 2011 Plan shall be the average stock exchange price on the Frankfurt Stock Exchange of the Company's ordinary shares during the 30 calendar days immediately prior to each grant date. Options granted under the 2011 Plan have an eight-year term and can be exercised only after a four-year vesting period. The vesting of options granted is subject to achievement of performance targets measured over a four-year period beginning with the first day of the year of the grant. For each such year, the performance target is achieved if the Company's adjusted basic income per ordinary share (“Adjusted EPS”), as calculated in accordance with the 2011 Plan, increases by at least 8% year over year during the vesting period or, if this is not the case, the compounded annual growth rate of the Adjusted EPS reflects an increase of at least 8% per year of the adjusted EPS during the four-year vesting period beginning with the Adjusted EPS for the year of grant as compared to the Adjusted EPS for the year preceding such grant. At the end of the vesting period, one-fourth of the options granted are forfeited for each year in which the performance target is not met or exceeded. Vesting of the portion or portions of a grant for a year or years in which the performance target is met does not occur until completion of the four-year vesting period.

Options granted under the 2011 Plan to US participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Options under the 2011 Plan are not transferable by a participant or a participant's heirs, and may not be pledged, assigned, or disposed of otherwise.

Fresenius Medical Care AG & Co. KGaA Phantom Stock Plan 2011

The Fresenius Medical Care AG & Co. KGaA Phantom Stock Plan 2011 (the “2011 Phantom Stock Plan”) was established in the second quarter of 2011. Awards of phantom stock under the 2011 Phantom Stock Plan can be granted on the last Monday in July and/or the first Monday in December. Phantom stock awards under the 2011 Phantom Stock Plan entitles the holders to receive payment in Euro from the Company upon exercise of the phantom stock. The payment per Phantom Stock share in lieu of the issuance of such stock shall be based upon the stock exchange price on the Frankfurt Stock Exchange of one of the Company's ordinary shares on the exercise date. Phantom stock will be granted over a five year period of time and all phantom stock will have a five-year term but can be exercised only after a four-year vesting period, or as otherwise expressly stated in the plan, beginning with the first day of the year of the grant. The vesting of the phantom stock granted is subject to achievement of performance targets measured over a four-year period. For each such year, the performance target is achieved if the Company's adjusted EPS, as calculated in accordance with the 2011 Phantom Stock Plan (“Adjusted EPS”), increases by at least 8% year over year during the vesting period or, if this is not the case, the compounded annual growth rate of the Adjusted EPS reflects an increase of at least 8% per year of the Adjusted EPS during the four-year vesting period beginning with Adjusted EPS for the year of grant as compared to Adjusted EPS for the year preceding such grant. At the end of the vesting period, one-fourth of the phantom stock granted are forfeited for each year in which the performance target is not met or exceeded. Vesting of the portion or portions of a grant for a year or years in which the performance target is met does not occur until completion of the four-year vesting period.

Other stock option plans

       On May 12, 2011, the remaining conditional capitals of the employee's participation plan of 1996 and the Stock Option Program from 1998 were cancelled by resolution of the Company's AGM. Both plans have expired and no further bonds can be converted or stock options exercised.